Equity - Subordinated notes - Tabular disclosure - Paid coupons (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2021 GBP (£)	May 11, 2021 EUR (€)	Oct. 15, 2020 EUR (€)	Dec. 12, 2019 EUR (€)	Sep. 19, 2019 EUR (€)	Apr. 15, 2019 EUR (€)	Oct. 01, 2014 EUR (€)	Oct. 01, 2014 GBP (£)	Feb. 07, 2014 EUR (€)
Disclosure of detailed information about borrowings [line items]
Initial nominal value								€ 500
Rate								1.375%
Subordinated notes remuneration paid	€ (238)		€ (280)		€ (276)
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020			21		(21)
Subordinated notes remuneration classified in equity	(238)		(258)		(297)
First step-up interest rate adjustment (as a percent)								0.25%
Second step-up interest rate adjustment (as a percent)								1.00%
ifrs Subordinated debt [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	507						£ 426
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020			21
Subordinated Debt, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value															€ 2,800
Subordinated Debt, 4.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value															€ 1,000
Rate															4.25%
Subordinated notes remuneration paid			(21)		(46)
First step-up interest rate adjustment (as a percent)															0.25%
Second step-up interest rate adjustment (as a percent)															0.75%
Subordinated Debt, 5.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value															€ 1,000
Rate															5.25%
Subordinated notes remuneration paid	(53)		(53)		(52)
First step-up interest rate adjustment (as a percent)															0.25%
Second step-up interest rate adjustment (as a percent)															0.75%
Subordinated Debt, 5.875 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
First step-up interest rate adjustment (as a percent)															0.25%
Second step-up interest rate adjustment (as a percent)															0.75%
Subordinated Debt, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value													€ 3,000
Subordinated Debt, 4 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value													€ 1,000
Rate													4.00%	4.00%
Subordinated notes remuneration paid	(3)		(21)		(31)
First step-up interest rate adjustment (as a percent)													0.25%	0.25%
Second step-up interest rate adjustment (as a percent)													0.75%	0.75%
Subordinated Debt, 5 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value													€ 1,250
Rate													5.00%	5.00%
Subordinated notes remuneration paid	(63)		(63)		(63)
First step-up interest rate adjustment (as a percent)													0.25%	0.25%
Second step-up interest rate adjustment (as a percent)													0.75%	0.75%
Subordinated Debt, 5.75 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value													€ 771	£ 600
Rate													5.75%	5.75%
Subordinated notes remuneration paid	(38)	£ (33)	(39)	£ (36)	€ (39)	£ (35)
First step-up interest rate adjustment (as a percent)													0.25%	0.25%
Second step-up interest rate adjustment (as a percent)													0.75%	0.75%
Subordinated debt, 2.375 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value										€ 1		€ 1,000
First step-up interest rate adjustment (as a percent)												0.25%
Second step-up interest rate adjustment (as a percent)												0.75%
Subordinated debt, 1.75 percent, issued September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 700		€ 500
Rate											1.75%
Subordinated notes remuneration paid	(9)		€ (4)
First step-up interest rate adjustment (as a percent)											0.25%
Second step-up interest rate adjustment (as a percent)											0.75%
Subordinated debt, 1.75 percent, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 700
Rate									1.75%
Subordinated notes remuneration paid	€ (12)
First step-up interest rate adjustment (as a percent)									0.25%
Second step-up interest rate adjustment (as a percent)									0.75%
Subordinated Debt 1.375 Percent Issued May 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value								€ 500
Rate								1.375%
Subordinated debt, 1.38 percent, issued November 2021 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value								€ 500
Rate								1.38%